GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
GOODWILL [Abstract]
Beginning balance	$ 37,960	$ 39,702
Foreign currency translation adjustments	(2,139)	(1,742)
Ending balance	$ 35,821	$ 37,960